INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLES
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill
							Consolidated
	Useful life range (in years)	2022	Additions	Write-offs	Impairment	Transfers	Transfer to asset held for sale	Write-off due to sale of subsidiary	Translation adjustment	2023
Cost:
Software	2.5 to 10	2,949,813	391,102	(621,831)	-	96,351	(96,956)	(469,184)	(150,242)	2,099,053
Trademarks and patents (defined useful life)	20 to 25	813,204	-	-	-	-	(139,869)	(4,443)	(49,005)	619,887
Trademarks and patents (indefinite useful life)	-	4,818,030	-	-	-	-	-	(2,503,964)	36,281	2,350,347
Goodwill Avon (a)	-	12,307,865	-	-	(663,892)	-	-	-	(390,514)	11,253,459
Goodwill Emeis Brazil Pty Ltd. (b)	-	124,315	-	-	-	-	(124,315)	-	-	-
Goodwill The Body Shop (c)	-	1,645,527	-	-	-	-	-	(1,701,981)	56,454	-
Goodwill acquisition of The Body Shop stores	-	1,456	-	-	-	-	-	(1,456)	-	-
Goodwill aquisition of Singu	-	-	52,049	-	-	-	-	-	-	52,049
Relationship with retail clients	10	2,583	-	(2,856)	-	-	(2,255)	(4,021)	6,752	203
Key money (indefinite useful life) (d)	-	22,313	-	(14,601)	-	-	-	(7,719)	7	-
Key money (defined useful life) (e)	3 to 18	7,828	1,329	(3,519)	-	-	-	(5,279)	(359)	-
Relationship with franchisees and sub franchisees and sales representative (f)	14 to 15	2,676,563	-	-	-	-	-	(686,701)	(57,787)	1,932,075
Technology developed (by acquired subsidiary)	-	1,457,039	-	-	-	-	-	-	(105,109)	1,351,930
Other intangible assets and intangible under development	-	133,403	3,779	(18,995)	-	(8,115)	(9,797)	(83,397)	(10,149)	6,729
Total cost		26,959,939	448,259	(661,802)	(663,892)	88,236	(373,192)	(5,468,145)	(663,671)	19,665,732

Accumulated amortization:
Software		(1,720,169)	(439,031)	584,109	-	1,875	75,818	387,808	96,495	(1,013,094)
Trademarks and patents		(169,620)	(31,901)	-	-	-	45,298	12,127	18,919	(125,177)
Key money		(10,103)	-	-	-	-	-	10,103	-	-
Relationship with retail clients		(2,968)	(1,668)	2,719	-	-	2,255	-	(540)	(202)
Relationship with franchisees and sub franchisees		(918,994)	(260,104)	-	-	-	-	279,726	30,248	(869,124)
Technology developed		(874,225)	(278,969)	-	-	-	-	-	71,649	(1,081,545)
Other intangible assets		(2,890)	(4,136)	16,757	-	619	9,797	-	(26,871)	(6,724)
Total accrued amortization		(3,698,969)	(1,015,809)	603,585	-	2,495	133,168	689,764	189,900	(3,095,866)
Net total		23,260,970	(567,550)	(58,217)	(663,892)	90,731	(240,024)	(4,778,381)	(473,771)	16,569,866

	Consolidated
	Useful life range (in years)	2021	Additions	Write-offs	Impairment	Transfers	Translation adjustment	2022
Cost:
Software	2.5 to 10	2,492,616	155,044	(43,333)	(21,381)	640,903	(274,036)	2,949,813
Trademarks and patents (defined useful life)	20 to 25	889,834	-	-	-	-	(76,630)	813,204
Trademarks and patents (indefinite useful life)	-	5,888,623	-	(43)	-	-	(1,070,550)	4,818,030
Goodwill Avon (a)	-	13,381,191	-	-	(282,921)	-	(790,405)	12,307,865
Goodwill Emeis Brazil Pty Ltd. (b)	-	143,180	-	-	-	-	(18,865)	124,315
Goodwill The Body Shop (c)	-	2,063,672	-	-	(2,599)	-	(415,546)	1,645,527
Goodwill acquisition of The Body Shop stores	-	1,456	-	-	-	-	-	1,456
Relationship with retail clients	10	2,880	-	-	-	-	(297)	2,583
Key money (indefinite useful life) (d)	-	24,985	268	(152)	(623)	-	(2,165)	22,313
Key money (defined useful life) (e)	3 to 18	14,363	-	(3,618)	(940)	-	(1,977)	7,828
Relationship with franchisees and sub franchisees and sales representative (f)	14 to 15	2,990,558	-	-	-	-	(313,995)	2,676,563
Technology developed (by acquired subsidiary)	-	1,580,808	-	-	-	-	(123,769)	1,457,039
Other intangible assets and intangible under development	-	277,776	207,911	(21)	-	(336,346)	(15,917)	133,403
Total cost		29,751,942	363,223	(47,167)	(308,464)	304,557	(3,104,152)	26,959,939

Accumulated amortization:
Software		(1,369,767)	(417,253)	42,462	-	(179,645)	204,034	(1,720,169)
Trademarks and patents		(143,186)	(36,791)	-	-	-	10,357	(169,620)
Key money		(16,517)	-	4,505	-	-	1,909	(10,103)
Relationship with retail clients		(3,218)	(42)	-	-	-	292	(2,968)
Relationship with franchisees and sub franchisees		(729,049)	(264,320)	-	-	-	74,375	(918,994)
Technology developed		(632,326)	(272,297)	-	-	-	30,398	(874,225)
Other intangible assets		(296)	(3,228)	-	-	(48)	682	(2,890)
Total accrued amortization		(2,894,359)	(993,931)	46,967	-	(179,693)	322,047	(3,698,969)
Net total		26,857,583	(630,708)	(200)	(308,464)	124,864	(2,782,105)	23,260,970

a)	Goodwill related to the acquisition of subsidiary Avon. It does not have defined useful life and it is subject to annual impairment tests.
b)	Goodwill related to the acquisition of subsidiary Emeis Holdings Pty Ltd. acquisition. It does not have defined useful life and it is subject to annual impairment tests.
c)	Goodwill related to the acquisition of subsidiary The Body Shop, classified as future economic benefits. It does not have defined useful life and it is subject to annual impairment tests.
d)	Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement.
e)	Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later.
f)	The balance refers to identifiable intangible assets from relationship with the subsidiary The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years.

Disclosure Of Information For Cash-generating Units
Groups of CGUs	Trademarks and patents		Goodwill		Total
	2023	2022	2023	2022	2023	2022
Natura &Co Latam	-	-	9,527,619	9,765,077	9,527,619	9,765,077
Avon International	2,350,347	2,396,290	1,777,889	2,542,788	4,128,236	4,939,078
TBS International	-	2,421,740	-	1,645,527	-	4,067,267
Aesop International (*)	-	-	-	124,315	-	124,315
Total	2,350,347	4,818,030	11,305,508	14,077,707	13,655,855	18,895,737

(*) The trademarks and patents recognized as part of the acquisition of Aesop were assessed as having a determined useful life and, therefore, are not presented in the table above as of December 31, 2022.

Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell
	Avon International	Natura &Co Latam
Impairment estimate (value in use)

Discounted cash flow based on financial budgets approved by the Board of Directors for a period of three years and complemented for a discretionary period of ten years estimated by Management, with a terminal value projected for the end of the period. The ten-year period was considered for better aligning and smoothing the effects projected between the discretionary period and the effects calculated in perpetuity.

Operating margin

Operating margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next ten years. These margins are increased over the budget period to improve the expected efficiency.

Estimated cost

Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.

Revenue growth rates

Growth rates are initially based on published industry research and adjusted by the expected performance for each CGUs group (which, considering the level of goodwill monitoring by the Company, reflects the operating segments), given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by governance leadership bodies (including the Board of Directors).

Perpetuity growth rate (*)	Constant growth of 4.66%	Constant growth of 6.48
Discount rate

Discount rates represent the risk assessment in the current market, specific to each group of CGUs, taking into account the value of overtime and the individual risks of related assets that were not incorporated in the assumptions included in the cash flow model. Such cash flows were discounted at the discount rate calculated before tax on the currency with the one used for the projections, 17.74% and 13.87% for Natura &Co Latam and Avon International operating segments, respectively. The discount rate was based on the weighted average cost of capital that reflects the specific risk of each segment.

(*) The rates are based on published market analyzes and projections regarding the reporting segment in which they operate and adjusted to reflect the assumptions considered by Management in the approved projections and to reflect the inflation differential of other currencies, when applicable. Such rates are also calculated in a currency consistent with those used for the projects and the discount rates.

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
Significant assumption affected by possible deterioration	1 p.p. increase in the discount rate	Reduction of 1 p.p. in the growth rate in perpetuity	Reduction of 1 p.p. in operating margins
Additional impairment that would be recognized in profit or loss for the year	762,709	401,389	651,156
Total impairment that would be recognized in profit or loss for the year	1,426,604	1,065,284	1,315,051